OPERATING DATA - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Finished products	$ 4,853	$ 5,372
Production in process	4,177	4,741
Raw materials	5,245	6,334
Manufacturing supplies, spare parts and other	2,226	2,312
Total	16,501	18,759
Spare parts	1,700	1,700
Manufacturing and other	$ 500	$ 600